Pension and Retirement Allowance Plans (Net Amounts Recognized in the Consolidated Balance Sheet) (Details) In Thousands	Mar. 31, 2011 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] JPY (¥)
Lease deposits and other	¥ 3,693,000	$ 44,494	¥ 4,006,000	$ 41,747	¥ 3,465,000	¥ 1,756,000
Accrued expenses and other	(6,812,000)	(82,072)	(6,617,000)	(3,374)	(280,000)	(222,000)
Accrued pension and severance costs	(112,740,000)	(1,358,313)	(109,962,000)	(340,181)	(28,235,000)	(29,505,000)
Net amount recognized	¥ (115,859,000)	$ (1,395,891)	¥ (112,573,000)	$ (301,808)	¥ (25,050,000)	¥ (27,971,000)